Quarterly Holdings Report
for
Fidelity® Blue Chip Value ETF
April 30, 2021
VTF-QTLY-0621
1.9897888.100

Schedule of Investments April 30, 2021 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 98.6%
	Shares	Value
COMMUNICATION SERVICES – 11.6%
Diversified Telecommunication Services – 1.7%
Verizon Communications, Inc.	24,271	$ 1,402,621
Entertainment – 0.3%
Lions Gate Entertainment Corp. Class B (a)	20,115	253,449
Interactive Media & Services – 2.6%
Alphabet, Inc. Class A (a)	755	1,776,893
Facebook, Inc. Class A (a)	1,293	420,328
		2,197,221
Media – 6.0%
Comcast Corp. Class A	49,024	2,752,698
Fox Corp. Class A	7,994	299,135
The Interpublic Group of Cos., Inc.	43,265	1,373,664
WPP PLC ADR	7,830	528,682
		4,954,179
Wireless Telecommunication Services – 1.0%
T-Mobile US, Inc. (a)	6,434	850,124
TOTAL COMMUNICATION SERVICES		9,657,594
CONSUMER DISCRETIONARY – 6.9%
Auto Components – 1.0%
Lear Corp.	4,386	806,322
Household Durables – 0.9%
Newell Brands, Inc.	10,462	282,056
Whirlpool Corp.	1,947	460,368
		742,424
Multiline Retail – 1.2%
Dollar General Corp.	4,758	1,021,780
Specialty Retail – 1.7%
Best Buy Co., Inc.	7,768	903,185
Dick's Sporting Goods, Inc.	66	5,487
Lowe's Cos., Inc.	2,836	556,565
Williams-Sonoma, Inc.	10	1,757
		1,466,994
Textiles, Apparel & Luxury Goods – 2.1%
PVH Corp.	8,952	1,013,188
Tapestry, Inc.	15,545	743,828
		1,757,016
TOTAL CONSUMER DISCRETIONARY		5,794,536
CONSUMER STAPLES – 6.2%
Food & Staples Retailing – 1.7%
The Kroger Co.	24,812	906,631
US Foods Holding Corp. (a)	13,168	545,945
		1,452,576
Food Products – 2.1%
Mondelez International, Inc. Class A	21,745	1,322,313
Tyson Foods, Inc. Class A	5,477	424,194
		1,746,507

	Shares	Value

Household Products – 2.4%
Spectrum Brands Holdings, Inc.	2,992	$263,715
The Procter & Gamble Co.	12,780	1,705,107
		1,968,822
TOTAL CONSUMER STAPLES		5,167,905
ENERGY – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Cabot Oil & Gas Corp.	58	989
FINANCIALS – 21.3%
Banks – 8.5%
Bank of America Corp.	59,115	2,395,931
Cullen/Frost Bankers, Inc.	2,454	294,627
JPMorgan Chase & Co.	14,037	2,159,031
M&T Bank Corp.	6,250	985,562
The PNC Financial Services Group, Inc.	6,829	1,276,682
		7,111,833
Capital Markets – 2.0%
Affiliated Managers Group, Inc.	4,521	728,649
BlackRock, Inc.	412	337,552
Invesco Ltd.	12,600	340,200
State Street Corp.	3,123	262,176
		1,668,577
Consumer Finance – 2.5%
Capital One Financial Corp.	5,667	844,836
Discover Financial Services	11,018	1,256,052
		2,100,888
Diversified Financial Services – 4.6%
Berkshire Hathaway, Inc. Class B (a)	13,835	3,803,933
Insurance – 3.7%
American International Group, Inc.	9,980	483,531
Chubb Ltd.	5,598	960,561
The Allstate Corp.	2,295	291,006
The Travelers Cos., Inc.	8,819	1,363,947
		3,099,045
TOTAL FINANCIALS		17,784,276
HEALTH CARE – 16.9%
Biotechnology – 3.8%
Alexion Pharmaceuticals, Inc. (a)	8,129	1,371,200
Amgen, Inc.	4,939	1,183,582
Regeneron Pharmaceuticals, Inc. (a)	1,252	602,588
		3,157,370
Health Care Providers & Services – 9.9%
Anthem, Inc.	2,745	1,041,426
Centene Corp. (a)	27,861	1,720,138
Cigna Corp.	8,308	2,068,775
CVS Health Corp.	12,218	933,455
Humana, Inc.	1,550	690,122
UnitedHealth Group, Inc.	4,604	1,836,075
		8,289,991

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Pharmaceuticals – 3.2%
Bristol-Myers Squibb Co.	28,410	$1,773,352
Sanofi ADR	16,638	871,332
		2,644,684
TOTAL HEALTH CARE		14,092,045
INDUSTRIALS – 12.5%
Aerospace & Defense – 2.6%
L3Harris Technologies, Inc.	4,795	1,003,258
Northrop Grumman Corp.	3,333	1,181,348
		2,184,606
Building Products – 2.8%
Johnson Controls International PLC	9,515	593,165
Owens Corning	9,603	929,667
Trane Technologies PLC	4,534	788,145
		2,310,977
Electrical Equipment – 0.8%
Regal-Beloit Corp.	4,379	632,459
Industrial Conglomerates – 1.5%
3M Co.	6,184	1,219,114
Machinery – 4.8%
ITT, Inc.	8,089	762,873
Oshkosh Corp.	10,732	1,335,383
Otis Worldwide Corp.	8,130	633,083
Pentair PLC	10,674	688,580
Stanley Black & Decker, Inc.	2,997	619,690
		4,039,609
Trading Companies & Distributors – 0.0%
Beacon Roofing Supply, Inc. (a)	23	1,303
TOTAL INDUSTRIALS		10,388,068
INFORMATION TECHNOLOGY – 6.5%
Communications Equipment – 2.3%
Cisco Systems, Inc.	36,775	1,872,215
Electronic Equipment, Instruments & Components – 1.5%
TE Connectivity Ltd.	9,416	1,266,170
IT Services – 1.6%
Amdocs Ltd.	7,462	572,634
Cognizant Technology Solutions Corp. Class A	9,665	777,066
		1,349,700
Semiconductors & Semiconductor Equipment – 0.6%
NXP Semiconductors N.V.	2,593	499,178
Software – 0.5%
NortonLifelock, Inc.	19,352	418,197
TOTAL INFORMATION TECHNOLOGY		5,405,460

	Shares	Value
MATERIALS – 2.9%
Chemicals – 1.6%
DuPont de Nemours, Inc.	9,830	$757,991
International Flavors & Fragrances, Inc.	4,032	573,230
		1,331,221
Metals & Mining – 1.3%
BHP Group Ltd. ADR	1,241	90,295
Newmont Corp.	15,712	980,586
		1,070,881
TOTAL MATERIALS		2,402,102
REAL ESTATE – 4.3%
Equity Real Estate Investment Trusts (REITs) – 1.9%
American Tower Corp.	3,929	1,000,991
Simon Property Group, Inc.	4,805	584,961
		1,585,952
Real Estate Management & Development – 2.4%
CBRE Group, Inc. Class A (a)	23,538	2,005,438
TOTAL REAL ESTATE		3,591,390
UTILITIES – 9.5%
Electric Utilities – 7.7%
Duke Energy Corp.	10,053	1,012,237
Evergy, Inc.	13,716	877,412
Exelon Corp.	23,329	1,048,405
PG&E Corp. (a)	87,183	986,912
Portland General Electric Co.	10,614	539,828
PPL Corp.	15,478	450,874
The Southern Co.	23,109	1,529,123
		6,444,791
Independent Power and Renewable Electricity Producers – 0.0%
Vistra Corp.	117	1,996
Multi-Utilities – 1.8%
Dominion Energy, Inc.	18,211	1,455,059
NiSource, Inc.	187	4,817
		1,459,876
TOTAL UTILITIES		7,906,663
TOTAL COMMON STOCKS (Cost $71,456,869)		82,191,028

Quarterly Report	3

Money Market Fund – 1.4%
	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (b) (Cost $1,153,077)	1,153,076	$ 1,153,076
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $72,609,946)		83,344,104
NET OTHER ASSETS (LIABILITIES) – 0.0%		25,917
NET ASSETS – 100.0%		$ 83,370,021

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
4	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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Quarterly Report	5

6	Quarterly Report